Investments and Interests in Other Entities - Summary of Financial Information of Associates and Joint Venture (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Current assets	R$ 988,150	R$ 210,040
Non-current assets	346,728	220,369
Current liabilities	57,888	69,674
Non-current liabilities	207,106	55,000
Equity	1,069,884	305,735	R$ 241,168	R$ 184,783
Net revenue	380,981	244,382	159,270
Profit (loss) for the year	(82,916)	43,640	74,395
Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure of associates and joint ventures [line items]
Current assets	5,215	8,937
Non-current assets	12,174	11,503
Current liabilities	7,681	5,276
Equity	9,708	15,164
Net revenue	11,084	14,329	15,601
Costs and expenses	(18,299)	(15,865)	(15,951)
Profit (loss) for the year	(7,215)	(1,536)	(350)
WPensar S.A.[member]
Disclosure of associates and joint ventures [line items]
Current assets	1,625	1,615
Non-current assets	1,414	1,394
Current liabilities	286	284
Non-current liabilities	1,170	1,091
Equity	1,583	1,634
Net revenue	3,965	3,687	2,470
Costs and expenses	(4,015)	(3,598)	(4,047)
Profit (loss) for the year	R$ (50)	R$ 89	R$ (1,577)